Cash and Cash Equivalents and Other Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	¥ 177,651
Changes from financing cash flows:
Proceeds from commercial papers	26,941	$ 4,141	¥ 59,880	¥ 30,000
Proceeds from short-term bank loans	117,571	18,070	142,567	139,663
Proceeds from long-term bank loans	1,549	238	3,307	1,920
Loans from ultimate holding company	5,237	805		1,344
Loans from related parties	535	82
Repayment of commercial papers	(54,000)	(8,300)	(44,000)	(20,000)
Repayment of short-term bank loans	(172,065)	(26,446)	(149,425)	(149,072)
Repayment of long-term bank loans	(2,686)	(413)	(84)	(45)
Repayment of ultimate holding company loan	(3,893)	(598)	(1,344)	(1,344)
Repayment of related parties loan	(60)	(9)		(473)
Repayment of finance lease	(695)	(107)	(406)	¥ (217)
Repayment of promissory notes	(19,000)	(2,920)	(2,500)
Repayment of corporate bonds	(2,000)	(307)
Payment of issuing expense for promissory notes	(82)	(13)	(102)
Total changes from financing cash flows	(102,748)
Exchange adjustments	(13)
Other changes
New financing leases	573
Finance charges on obligations under finance leases	20
Interest expenses	640
Total other changes	1,233
At December 31, 2017	76,123		177,651
China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	(112)	(17)	2,397
Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	12	$ 2
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	76,994
Changes from financing cash flows:
Proceeds from short-term bank loans	117,571
Repayment of short-term bank loans	(172,065)
Total changes from financing cash flows	(54,494)
Other changes
At December 31, 2017	22,500		76,994
Long-term bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	4,656
Changes from financing cash flows:
Proceeds from long-term bank loans	1,549
Repayment of long-term bank loans	(2,686)
Total changes from financing cash flows	(1,137)
Exchange adjustments	(13)
Other changes
Interest expenses	377
Total other changes	377
At December 31, 2017	3,883		4,656
Commercial papers [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	35,958
Changes from financing cash flows:
Proceeds from commercial papers	26,941
Repayment of commercial papers	(54,000)
Total changes from financing cash flows	(27,059)
Other changes
Interest expenses	92
Total other changes	92
At December 31, 2017	8,991		35,958
Promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	36,882
Changes from financing cash flows:
Repayment of promissory notes	(19,000)
Payment of issuing expense for promissory notes	(82)
Total changes from financing cash flows	(19,082)
Other changes
Interest expenses	160
Total other changes	160
At December 31, 2017	17,960		36,882
Corporate bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	19,970
Changes from financing cash flows:
Repayment of corporate bonds	(2,000)
Total changes from financing cash flows	(2,000)
Other changes
Interest expenses	11
Total other changes	11
At December 31, 2017	17,981		19,970
Finance lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	794
Changes from financing cash flows:
Repayment of finance lease	(695)
Total changes from financing cash flows	(695)
Other changes
New financing leases	573
Finance charges on obligations under finance leases	20
Total other changes	593
At December 31, 2017	692		794
Other borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At January 1, 2017	2,397
Changes from financing cash flows:
Loans from ultimate holding company	5,237
Loans from related parties	535
Repayment of ultimate holding company loan	(3,893)
Repayment of related parties loan	(60)
Total changes from financing cash flows	1,719
Other changes
At December 31, 2017	4,116		¥ 2,397
Other borrowings [Member] | China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	(112)
Other borrowings [Member] | Smart Steps Digital Technology Co., Ltd [member]
Changes from financing cash flows:
Net deposits/(withdrawal) with/from Finance Company	¥ 12